DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
The components of assets and liabilities of discontinued operations in the consolidated balance sheet at December 31, 2020 and the combined balance sheet at December 31, 2019 consisted of the following:

	December 31,
	2020	2019
	(In thousands)
Current assets
Cash and cash equivalents	$110,011	$1,880
Accounts receivable, net	12,785	9,898
Other current assets	7,681	6,272
Total current assets of discontinued operations	$130,477	$18,050

Non-current assets
Leasehold improvements and equipment, net	$3,321	$2,997
Goodwill	219,336	219,374
Intangible assets, net	10,854	25,598
Deferred income taxes	26,216	19,157
Other non-current assets	6,820	5,280
Total non-current assets of discontinued operations	$266,547	$272,406

Current liabilities
Accounts payable, trade	$3,324	$1,431
Deferred revenue	137,436	83,944
Accrued expenses and other current liabilities	43,228	37,666
Total current liabilities of discontinued operations	$183,988	$123,041

Non-current liabilities
Lease liability	$1,027	$3,287
Other non-current liabilities	1,945	760
Total non-current liabilities of discontinued operations	$2,972	$4,047
The components of the loss from discontinued operations for each of the years ended December 31, 2020, 2019 and 2018 in the combined statement of operations consisted of the following:

	Years Ended December 31,
	2020	2019	2018
	(In thousands)
Revenue	$283,146	$195,821	$159,529
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	88,589	68,873	63,366
Selling and marketing expense	104,216	84,298	59,704
General and administrative expense	47,019	44,177	31,338
Product development expense	62,803	44,524	37,011
Depreciation	460	478	1,200
Amortization of intangibles	14,745	9,653	6,349
Total operating costs and expenses	317,832	252,003	198,968
Operating loss from discontinued operations	(34,686)	(56,182)	(39,439)
Other income (expense), net	93	(6,441)	63
Loss from discontinued operations before tax	(34,593)	(62,623)	(39,376)
Income tax benefit	13,312	13,140	9,417
Loss from discontinued operations, net of tax	$(21,281)	$(49,483)	$(29,959)